Operating leases (Details 1) - USD ($)	Mar. 31, 2018	Dec. 31, 2017
Current portion of operating lease obligations	$ 467,396	$ 0
Non-current portion of operating lease obligations	1,886,595	0
Total operating lease obligations	$ 2,353,991	$ 0